Net investment in finance and sales-type leases (Tables)	12 Months Ended
Dec. 31, 2018
Flight Equipment, Net [Abstract]
Schedule of components of net investment in finance and sales-type leases
Components of net investment in finance and sales-type leases as of December 31, 2018 and 2017 were as follows:

	As of December 31,
	2018	2017
Future minimum lease payments to be received	$792,265	$865,456
Estimated residual values of leased flight equipment (unguaranteed)	528,916	498,894
Less: Unearned income	(317,895)	(368,661)
	$1,003,286	$995,689

Schedule of future minimum lease payments to be received on finance and sales-type leases
Net investment in finance and sales-type leases
Components of net investment in finance and sales-type leases as of December 31, 2018 and 2017 were as follows:

	As of December 31,
	2018	2017
Future minimum lease payments to be received	$792,265	$865,456
Estimated residual values of leased flight equipment (unguaranteed)	528,916	498,894
Less: Unearned income	(317,895)	(368,661)
	$1,003,286	$995,689

As of December 31, 2018, future minimum lease payments to be received on finance and sales-type leases were as follows:

Future minimum lease payments to be received
2019	$150,384
2020	129,698
2021	113,958
2022	93,787
2023	75,843
Thereafter	228,595
$792,265